Financial liabilities at amortized cost – payables to network (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities At Amortized Cost Payables To Network
Schedule of credit card payment

	2025	2024

Payables to credit card network	13,633,823	9,333,541
Payables to clearing houses	126	-
Total	13,633,949	9,333,541

Schedule of payables to credit card network

Payables to credit card network	2025	2024

Up to 30 days	5,335,818	4,326,268
30 to 90 days	4,273,171	2,450,743
More than 90 days	4,024,834	2,556,530
Total	13,633,823	9,333,541